ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Narrative) (Details)	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Apr. 30, 2006 Billable Development Ltd., Guiying Wang and Yijie Wang [Member] USD ($)	Dec. 31, 2009 Yijie Wang [Member] USD ($)	Dec. 31, 2013 Billable Development Ltd. [Member] USD ($)	Dec. 31, 2010 Billable Development Ltd. [Member] USD ($)	Dec. 31, 2010 Guiying Wang [Member] USD ($)
Change in restricted cash	$ 6,944,513	42,040,000		800,000	$ 3,334,151	$ (71,206)	$ (317,324)	$ (2,687,754)	$ (74,336)
Payable to former shareholders			1,994,540